15. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	9 Months Ended
Jun. 30, 2012
Other Significant Transactions With Related Parties Details Narrative
Accrued salary, related party	$ 721,333
Accrued interest, related party	53,950
Accrued cash, related party	6,315
Accrued medical expenses, related party	5,136
Directors fees	$ 195,000